Supplemental information to the Consolidated Statement of Cash Flows - Footnote (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Premises and equipment/operating lease obligations	$ 208	$ 1,754	$ 0
New or Modified Leases
Lessee, Lease, Description [Line Items]
Premises and equipment/operating lease obligations		510
Cumulative Effect, Period Of Adoption, Adjustment
Lessee, Lease, Description [Line Items]
Premises and equipment/operating lease obligations		$ 1,244